UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Investments Ultrashort Fund

September 30, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

The Fund seeks total return to the extent consistent with a relatively low volatility of principal.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$1,002.10	0.40%	$2.01
Class C	1,000.00	1,002.10	0.40%	2.01
Class L	1,000.00	1,001.10	0.40%	2.01
Institutional Class	1,000.00	1,002.10	0.40%	2.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,023.06	0.40%	$2.03
Class C	1,000.00	1,023.06	0.40%	2.03
Class L	1,000.00	1,023.06	0.40%	2.03
Institutional Class	1,000.00	1,023.06	0.40%	2.03

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Investments Ultrashort Fund	As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.52%
Agency Commercial Mortgage-Backed Securities	1.76%
Collateralized Debt Obligations	1.06%
Corporate Bonds	18.39%
Banking	3.40%
Capital Goods	0.79%
Communications	1.01%
Consumer Cyclical	2.18%
Consumer Non-Cyclical	1.13%
Electric	2.38%
Energy	1.97%
Insurance	2.17%
Natural Gas	0.79%
Real Estate Investment Trusts	1.00%
Technology	1.57%
Non-Agency Asset-Backed Securities	23.76%
Non-Agency Commercial Mortgage-Backed Security	1.93%
Commercial Paper	42.27%
Short-Term Investments	9.90%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

Schedule of investments

Delaware Investments Ultrashort Fund	September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.52%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1 M1 144A 2.981% (SOFR + 0.70%) 8/25/33 #, ●	129,115	$128,598
Series 2021-HQA2 M1 144A 2.981% (SOFR + 0.70%) 12/25/33 #, ●	530,645	524,740
Total Agency Collateralized Mortgage Obligations (cost $659,760)		653,338

Agency Commercial Mortgage-Backed Securities – 1.76%
FREMF Mortgage Trust
Series 2017-K724 B 144A 3.611% 12/25/49 #, ●	1,500,000	1,466,312
Series 2017-K729 B 144A 3.799% 11/25/49 #, ●	750,000	718,836
Total Agency Commercial Mortgage-Backed Securities (cost $2,212,148)		2,185,148

Collateralized Debt Obligations – 1.06%
Ares LVIII CLO Series 2020-58A XR 144A 3.078% (SOFR + 0.75%, Floor 0.75%) 1/15/35 #, ●	714,286	714,244
Symphony Series 2020-24A X 144A 3.583% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, ●	600,000	599,801
Total Collateralized Debt Obligations (cost $1,314,286)		1,314,045

Corporate Bonds – 18.39%
Banking – 3.40%
Fifth Third Bancorp 1.625% 5/5/23	1,500,000	1,473,889
Goldman Sachs Group 4.643% (LIBOR03M + 1.60%) 11/29/23 ●	1,250,000	1,256,978
Truist Bank 3.654% (SOFR + 0.73%) 3/9/23 ●	1,500,000	1,499,814
		4,230,681
Capital Goods – 0.79%
Teledyne Technologies 0.65% 4/1/23	1,000,000	982,023
		982,023
Communications – 1.01%
Verizon Communications 4.005% (LIBOR03M + 1.10%) 5/15/25 ●	1,250,000	1,257,129
		1,257,129

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 2.18%
7-Eleven 144A 0.625% 2/10/23 #	1,500,000	$1,478,771
General Motors Financial 3.675% (SOFR + 0.76%) 3/8/24 ●	1,250,000	1,232,879
		2,711,650
Consumer Non-Cyclical – 1.13%
AbbVie 3.634% (LIBOR03M + 0.65%) 11/21/22 ●	1,405,000	1,404,377
		1,404,377
Electric – 2.38%
DTE Energy 2.25% 11/1/22	1,500,000	1,497,596
Southern California Edison 0.70% 4/3/23	1,500,000	1,471,294
		2,968,890
Energy – 1.97%
Chevron 1.141% 5/11/23	1,500,000	1,472,966
Pioneer Natural Resources 0.55% 5/15/23	1,000,000	976,100
		2,449,066
Insurance – 2.17%
Athene Global Funding 144A 3.491% (SOFR + 0.70%) 5/24/24 #, ●	1,490,000	1,462,372
Brighthouse Financial Global Funding 144A 3.822% (SOFR + 0.76%) 4/12/24 #, ●	1,250,000	1,238,575
		2,700,947
Natural Gas – 0.79%
Atmos Energy 0.625% 3/9/23	1,000,000	984,276
		984,276
Real Estate Investment Trusts – 1.00%
Public Storage 2.934% (SOFR + 0.47%) 4/23/24 ●	1,250,000	1,244,116
		1,244,116
Technology – 1.57%
Apple 0.75% 5/11/23	2,000,000	1,960,689
		1,960,689
Total Corporate Bonds (cost $23,097,644)		22,893,844

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 23.76%
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	300,000	$288,247
CARDS II Trust Series 2021-1A A 144A 0.602% 4/15/27 #	2,000,000	1,880,657
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	3,000,000	2,900,033
Dell Equipment Finance Trust
Series 2021-2 A2 144A 0.33% 12/22/26 #	999,311	985,282
Series 2022-1 A2 144A 2.11% 8/23/27 #	1,000,000	983,513
Dryden 83Series 2020-83A X 144A 3.49% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #, ●	1,200,000	1,199,615
Enterprise Fleet Financing
Series 2020-2 A2 144A 0.61% 7/20/26 #	1,215,086	1,181,107
Series 2021-3 A2 144A 0.77% 8/20/27 #	900,612	859,975
Ford Credit Auto Lease Trust Series 2020-B C 1.70% 2/15/25	2,000,000	1,990,004
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	2,000,000	1,931,550
Honda Auto Receivables Owner Trust Series 2021-1 A3 0.27% 4/21/25	1,307,516	1,269,147
Hyundai Auto Lease Securitization Trust
Series 2020-B B 144A 0.81% 10/15/24 #	1,000,000	982,153
Series 2021-A B 144A 0.61% 10/15/25 #	1,500,000	1,454,412
Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	1,881,423	1,856,634
John Deere Owner Trust 2022Series 2022-A A2 1.90% 11/15/24	2,000,000	1,973,114
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	608,234	592,411
Master Credit Card Trust Series 2021-1A A 144A 0.53% 11/21/25 #	1,500,000	1,397,169
Master Credit Card Trust II Series 2020-1A A 144A 1.99% 9/21/24 #	1,300,000	1,284,926
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	191,581	191,103
Nissan Auto Lease Trust Series 2021-A A3 0.52% 8/15/24	1,250,000	1,212,820
Tesla Auto Lease Trust Series 2021-B A2 144A 0.36% 9/22/25 #	1,498,866	1,461,151
Verizon Owner Trust Series 2020-A B 1.98% 7/22/24	1,240,000	1,221,191
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	500,000	488,181
Total Non-Agency Asset-Backed Securities (cost $29,957,254)		29,584,395

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Security – 1.93%
FREMF Mortgage Trust Series 2013-K34 B 144A 3.851% 9/25/46 #, ●	2,430,000	$2,397,493
Total Non-Agency Commercial Mortgage-Backed Security (cost $2,421,466)		2,397,493

Commercial Paper – 42.27%
Banks – 1.59%
Bayerische Landesbank 3.316% 1/17/23	2,000,000	1,978,709
		1,978,709
Financials – 39.79%
Allianz Finance Corporation 3.252% 1/23/23	1,550,000	1,531,239
Australia & New Zealand Banking Group 2.227% 12/14/22	1,500,000	1,489,437
Bank of Montreal 3.234% 1/4/23	3,250,000	3,218,193
Commonwealth Bank of Australia 0.271% 10/17/22	1,300,000	1,298,115
Credit Suisse First Boston
2.215% 12/1/22	1,500,000	1,491,403
2.28% 12/15/22	1,100,000	1,091,728
3.264% 1/12/23	1,000,000	988,739
3.544% 2/6/23	500,000	492,699
Export Development Canada
4.12% 3/13/23	1,500,000	1,471,806
4.17% 3/2/23	1,000,000	982,783
Goldman Sachs Group
0.875% 11/10/22	500,000	498,164
2.491% 2/13/23	1,000,000	985,097
HSBC
2.194% 1/11/23	1,250,000	1,236,195
2.732% 11/30/22	500,000	497,023
3.315% 2/13/23	250,000	246,174
3.805% 3/17/23	2,500,000	2,450,230
JP Morgan Securities 4.465% 6/16/23	2,500,000	2,420,375
Lloyds Bank Corporate Markets 3.67% 3/22/23	1,500,000	1,470,049
Natixis
3.604% 2/6/23	1,500,000	1,479,177
3.885% 3/13/23	1,000,000	980,940
4.145% 3/14/23	2,000,000	1,961,546
Nordea Bank 3.042% 12/1/22	750,000	745,863
Royal Bank of Canada 2.475% 2/10/23	1,100,000	1,084,200

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Commercial Paper (continued)
Financials (continued)
Skandinaviska Enskilda Banken
2.146% 12/15/22	1,250,000	$1,241,141
3.192% 12/19/22	2,000,000	1,984,867
Societe Generale
0.281% 10/19/22	2,000,000	1,996,715
3.394% 1/4/23	2,250,000	2,228,790
Svenska Handelsbanken
3.426% 1/18/23	399,000	394,572
3.624% 2/14/23	250,000	246,452
Swedbank 3.246% 12/23/22	500,000	495,909
Toronto Dominion Bank
3.181% 1/9/23	2,000,000	1,979,952
4.33% 3/2/23	1,000,000	983,093
Toyota Industries Commercial Finance
3.252% 1/10/23	1,500,000	1,484,207
3.273% 1/18/23	1,500,000	1,482,753
Toyota Motor Credit Corporation 4.136% 3/2/23	1,000,000	982,928
Westpac Banking Corporation
1.846% 10/12/22	1,000,000	998,975
4.69% 9/13/23	1,250,000	1,192,701
Westpac Securities
3.221% 1/9/23	750,000	742,577
3.536% 2/1/23	1,000,000	987,132
		49,533,939
Technology – 0.89%
Sony Capital 3.401% 10/4/22	1,116,000	1,115,577
		1,115,577
Total Commercial Paper (cost $52,709,713)		52,628,225

	Number of shares
Short-Term Investments – 9.90%
Money Market Mutual Funds – 1.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	488,336	488,336
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	488,336	488,336
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	488,336	488,336

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	488,337	$488,337
		1,953,345

	Principal amount°
US Treasury Obligations – 8.33%
US Treasury Bill
2.886% 1/19/23	8,500,000	8,414,328
3.898% 3/30/23	2,000,000	1,962,248
		10,376,576
Total Short-Term Investments (cost $12,341,229)		12,329,921
Total Value of Securities–99.59% (cost $124,713,500)		$123,986,409

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $27,403,013, which represents 22.01% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

CLO – Collateralized Loan Obligation

FREMF – Freddie Mac Multifamily

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

Schedule of investments

Delaware Investments Ultrashort Fund

Summary of abbreviations: (continued)

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Investments Ultrashort Fund	September 30, 2022 (Unaudited)

Assets:
Investments, at value*	$123,986,409
Receivable for fund shares sold	1,420,353
Interest receivable	133,808
Receivable due from Advisor	71,666
Prepaid expenses	18,811
Other assets	555
Total Assets	125,631,602
Liabilities:
Payable for securities purchased	721,330
Payable for fund shares redeemed	224,229
Other accrued expenses	181,267
Administration expenses payable to affiliates	6,880
Distribution payable	1,816
Total Liabilities	1,135,522
Total Net Assets	$124,496,080

Net Assets Consist of:
Paid-in capital	$125,658,558
Total distributable earnings (loss)	(1,162,478)
Total Net Assets	$124,496,080

Statement of assets and liabilities

Delaware Investments Ultrashort Fund

Net Asset Value

Class A:
Net assets	$75,217,055
Shares of beneficial interest outstanding, unlimited authorization, no par	7,605,013
Net asset value per share	$9.89
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.09

Class C:
Net assets	$5,282,190
Shares of beneficial interest outstanding, unlimited authorization, no par	534,116
Net asset value per share	$9.89

Class L:
Net assets	$37,428,987
Shares of beneficial interest outstanding, unlimited authorization, no par	3,783,619
Net asset value per share	$9.89

Institutional Class:
Net assets	$6,567,848
Shares of beneficial interest outstanding, unlimited authorization, no par	663,734
Net asset value per share	$9.90

*Investments, at cost	$124,713,500

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments Ultrashort Fund	Six months ended September 30, 2022 (Unaudited)

Investment Income:
Interest	$849,357
Dividends	1,378
850,735

Expenses:
Management fees	146,090
Distribution expenses — Class A	62,178
Distribution expenses — Class C	26,005
Dividend disbursing and transfer agent fees and expenses	48,921
Accounting and administration expenses	25,627
Registration fees	22,478
Audit and tax fees	17,544
Reports and statements to shareholders expenses	15,606
Legal fees	9,399
Custodian fees	2,258
Trustees’ fees and expenses	1,674
Other	15,954
393,734
Less expenses waived	(110,602)
Less waived distribution expenses — Class A	(62,178)
Less waived distribution expenses — Class C	(26,005)
Less expenses paid indirectly	(152)
Total operating expenses	194,797
Net Investment Income (Loss)	655,938

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(2,457)
Net change in unrealized appreciation (depreciation) on investments	(398,227)
Net Realized and Unrealized Gain (Loss)	(400,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	$255,254

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$655,938	$174,800
Net realized gain (loss)	(2,457)	36,909
Net change in unrealized appreciation (depreciation)	(398,227)	(506,655)
Net increase (decrease) in net assets resulting from operations	255,254	(294,946)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(357,024)	(135,118)
Class C	(32,329)	(23,018)
Class L	(234,859)	(175,611)
Institutional Class	(28,905)	(16,255)
	(653,117)	(350,002)

Capital Share Transactions:
Proceeds from shares sold:
Class A	56,274,535	15,699,399
Class C	1,355,316	1,430,599
Class L	1,179	4,345
Institutional Class	3,918,511	941,794

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	351,740	133,363
Class C	32,307	22,898
Class L	231,656	171,778
Institutional Class	28,863	15,988
	62,194,107	18,420,164

	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,833,044)	$(19,081,490)
Class C	(1,199,160)	(2,310,661)
Class L	(2,676,908)	(4,215,056)
Institutional Class	(235,566)	(2,370,690)
	(17,944,678)	(27,977,897)
Increase (decrease) in net assets derived from capital share transactions	44,249,429	(9,557,733)
Net Increase (Decrease) in Net Assets	43,851,566	(10,202,681)

Net Assets:
Beginning of period	80,644,514	90,847,195
End of period	$124,496,080	$80,644,514

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$9.94	$10.01	$9.75	$9.99	$9.96	$10.00

0.07	0.02	0.07	0.22	0.22	0.14
(0.06)	(0.05)	0.26	(0.24)	0.03	(0.03)
0.01	(0.03)	0.33	(0.02)	0.25	0.11

(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.14)
—	—	—	—	—	(0.01)
(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.15)

$9.89	$9.94	$10.01	$9.75	$9.99	$9.96

0.21%	(0.29% )	3.42%	(0.21% )	2.59%	1.05%

$75,217	$32,607	$36,109	$15,718	$12,169	$8,722
0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
0.88%	0.94%	0.97%	0.97%	0.97%	0.92%
1.34%	0.21%	0.66%	2.21%	2.24%	1.38%
0.86%	(0.33% )	0.09%	1.64%	1.67%	0.86%
36%	53%	83%	82%	53%	134%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$9.93	$10.01	$9.75	$9.99	$9.96	$10.00

0.07	0.02	0.07	0.22	0.22	0.14
(0.05)	(0.06)	0.26	(0.24)	0.03	(0.03)
0.02	(0.04)	0.33	(0.02)	0.25	0.11

(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.14)
—	—	—	—	—	(0.01)
(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.15)

$9.89	$9.93	$10.01	$9.75	$9.99	$9.96

0.21%	(0.39% )	3.42%	(0.21% )	2.59%	1.05%

$5,282	$5,117	$6,015	$7,364	$7,386	$5,752
0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
1.63%	1.69%	1.72%	1.72%	1.72%	1.67%
1.34%	0.21%	0.66%	2.21%	2.24%	1.38%
0.11%	(1.08% )	(0.66% )	0.89%	0.92%	0.11%
36%	53%	83%	82%	53%	134%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios to average net assets:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$9.94	$10.01	$9.75	$9.99	$9.96	$10.00

0.07	0.02	0.07	0.22	0.22	0.14
(0.06)	(0.05)	0.26	(0.24)	0.03	(0.03)
0.01	(0.03)	0.33	(0.02)	0.25	0.11

(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.14)
—	—	—	—	—	(0.01)
(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.15)

$9.89	$9.94	$10.01	$9.75	$9.99	$9.96

0.11%	(0.29% )	3.42%	(0.21% )	2.59%	1.05%

$37,429	$40,047	$44,409	$46,517	$51,512	$59,084
0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
0.63%	0.69%	0.72%	0.72%	0.72%	0.67%
1.34%	0.21%	0.66%	2.21%	2.24%	1.38%
1.11%	(0.08% )	0.34%	1.89%	1.92%	1.11%
36%	53%	83%	82%	53%	134%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$9.94	$10.02	$9.75	$9.99	$9.96	$10.00

0.07	0.02	0.07	0.22	0.22	0.14
(0.05)	(0.06)	0.27	(0.24)	0.03	(0.03)
0.02	(0.04)	0.34	(0.02)	0.25	0.11

(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.14)
—	—	—	—	—	(0.01)
(0.06)	(0.04)	(0.07)	(0.22)	(0.22)	(0.15)

$9.90	$9.94	$10.02	$9.75	$9.99	$9.96

0.21%	(0.39% )	3.52%	(0.21% )	2.59%	1.05%

$6,568	$2,874	$4,314	$4,053	$1,869	$418
0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
0.63%	0.69%	0.72%	0.72%	0.72%	0.67%
1.34%	0.21%	0.66%	2.21%	2.24%	1.38%
1.11%	(0.08% )	0.34%	1.89%	1.92%	1.11%
36%	53%	83%	82%	53%	134%

Notes to financial statements
Delaware Investments Ultrashort Fund	September 30, 2022 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019–March 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may

Notes to financial statements

Delaware Investments Ultrashort Fund

1. Significant Accounting Policies (continued)

distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2022 through September 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, the Fund paid $8,126 for these services.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; and 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2022, the Fund paid $6,725 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Class L and Institutional Class shares do not pay 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from April 1, 2022 through September 30, 2022.*

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2022, the Fund paid $2,864 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2022, DDLP earned $2,614 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2022, DDLP received gross CDSC commissions of $3,647 and $196 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from July 29, 2021 through July 29, 2023.

3. Investments

For the six months ended September 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$22,714,540
Sales	16,118,538

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$124,713,500
Aggregate unrealized appreciation of investments	$9,856
Aggregate unrealized depreciation of investments	(736,947)
Net unrealized depreciation of investments	$(727,091)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$653,338	$653,338
Agency Commercial Mortgage-Backed Securities	—	2,185,148	2,185,148
Collateralized Debt Obligations	—	1,314,045	1,314,045
Commercial Paper	—	52,628,225	52,628,225
Corporate Bonds	—	22,893,844	22,893,844
Non-Agency Asset-Backed Securities	—	29,584,395	29,584,395
Non-Agency Commercial Mortgage-Backed Security	—	2,397,493	2,397,493
Short-Term Investments	1,953,345	10,376,576	12,329,921
Total Value of Securities	$1,953,345	$122,033,064	$123,986,409

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the six months ended September 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	5,683,590	1,573,355
Class C	136,790	143,296
Class L	—	435
Institutional Class	395,433	94,343
Shares issued upon reinvestment of dividends and distributions:
Class A	35,535	13,342
Class C	3,263	2,291
Class L	23,388	17,184
Institutional Class	2,913	1,599
	6,280,912	1,845,845

Shares redeemed:
Class A	(1,396,151)	(1,911,293)
Class C	(121,013)	(231,412)
Class L	(270,133)	(422,128)
Institutional Class	(23,744)	(237,505)
	(1,811,041)	(2,802,338)
Net increase (decrease)	4,469,871	(956,493)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
9/30/22	—	4,253	4,253	—	$42,132
Year ended
3/31/22	1,445	3,085	3,085	1,445	45,309

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

6. Credit and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Notes to financial statements

Delaware Investments Ultrashort Fund

6. Credit and Market Risks (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average, which are also the subject of recent reform.

The Fund is subject to prepayment risk, which is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

9. Subsequent Events

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022
Delaware Investments Ultrashort Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Investments Ultrashort Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), and Macquarie Investment Management Europe Limited (“MIMEL” and together with MIMGL and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022
Delaware Investments Ultrashort Fund (continued)

Funds by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional ultra-short obligations funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile, for the 3-year period was in the second quartile, and for the 5-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was slightly below the median and for the 3-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed the benchmark for the 3- and 5-year periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022
Delaware Investments Ultrashort Fund (continued)

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and the Sub-Advisory Agreements with MIMGL, MIMEL and MIMAK for an additional one-year period.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Jerome D. Abernathy Managing Member Stonebrook Capital Management, LLC Thomas L. Bennett Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children’s Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
 Chairman of the Board
Delaware Funds by Macquarie
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 8, 2022